FINANCIAL RISK MANAGEMENT - Changes in liabilities (Details) Rp in Billions	12 Months Ended
Dec. 31, 2018 IDR (Rp)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	Rp 35,472
Net cash flows	8,251
Acquisition	58
Foreign exchange movement	151
New leases	168
Other changes	(18)
Balance at end of period	44,082
Short-term bank loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	2,289
Net cash flows	1,759
Other changes	(5)
Balance at end of period	4,043
Two-step loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	1,098
Net cash flows	(214)
Foreign exchange movement	65
Balance at end of period	949
Bonds and notes
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	8,982
Net cash flows	1,498
Other changes	1
Balance at end of period	10,481
Long-term bank loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	18,004
Net cash flows	5,088
Acquisition	58
Foreign exchange movement	86
Other changes	(16)
Balance at end of period	23,220
Obligations under finance leases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	3,804
Net cash flows	(827)
New leases	168
Balance at end of period	3,145
Other borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	1,295
Net cash flows	947
Other changes	2
Balance at end of period	Rp 2,244